UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02351

Western Asset Income Fund

Name of Fund:

100 INTERNATIONAL DRIVE BALTIMORE, MD 21202

Fund Address:

Richard M. Wachterman

Western Asset Income Fund

100 International Drive

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: 07/01/2012–06/30/2013

Item 1 – Proxy Voting Record:

Proxy Voting Record – The Fund held no voting securities during the period covered by this report. No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller,
President of Western Asset Income Fund

Date:	August 9, 2013